PROPERTY AND EQUIPMENT, NET (Details 2) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 item	Dec. 31, 2013 item	Dec. 31, 2012 item	Mar. 31, 2014	Feb. 28, 2014
PROPERTY AND EQUIPMENT, NET
Depreciation expense	559,918	453,637	337,511
Number of hotels demolished	1	3	1
Property and equipment written off	3,971	7,296	3,042
Gain/loss on disposal of property and equipment	33	10,734	0
Reimbursements receivable		3,000
Cash received from demolished leased hotel	4,004	15,030		2,000	4,553
Number of hotels likely to be demolished	2
Property and equipment aggregate carrying amount	10,075